Long-term debt - Schedule of Long-term Debt (Detail)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2021
Debt Instrument [Line Items]
Long-term debt	$ 8,516,030,000			$ 7,512,017,000
Less: current portion	(621,856,000)			(423,274,000)
Long-term debt, excluding current portion	$ 7,894,174,000			7,088,743,000
Senior Unsecured Notes | Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	1.18%	1.18%	1.18%		1.18%
Par value	$ 1,150,000,000
Long-term debt	$ 1,144,897,000			1,142,814,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.36%	3.36%	3.36%
Par value	$ 1,415,000,000
Long-term debt	$ 1,406,278,000			1,496,101,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.30%	6.30%	6.30%
Par value	$ 137,000,000
Long-term debt	$ 147,589,000			154,271,000
Senior Unsecured Notes | Senior secured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.71%	4.71%	4.71%
Par value	$ 556,199,000
Long-term debt	$ 551,166,000			554,822,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.68%	3.68%	3.68%
Par value		$ 1,200,000,000
Long-term debt	$ 904,604,000			882,899,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 16,848,000
Long-term debt	$ 12,738,000			15,024,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	3.90%	3.90%	3.90%
Par value			$ 1,521,000
Long-term debt	$ 70,967,000			77,206,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 7,131,107,000			5,855,566,000
Senior Unsecured Notes | 5.25%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Par value		$ 400,000,000
Long-term debt	$ 298,382,000			291,238,000
Senior Unsecured Notes | 5.56%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.21%	5.21%	5.21%
Par value	$ 1,100,000,000
Long-term debt	1,086,541,000			1,365,213,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Long-term debt	1,624,186,000			351,786,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Long-term debt	786,962,000			773,643,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 481,720,000			$ 407,000,000